Annual Total Returns ((PIMCO EqS Long/Short Fund))	0 Months Ended
Apr. 17, 2012
(Institutional) | Institutional Class
Bar Chart Table:
Annual Return 2003	40.53%
Annual Return 2004	13.91%
Annual Return 2005	13.27%
Annual Return 2006	18.74%
Annual Return 2007	26.62%
Annual Return 2008	(4.54%)
Annual Return 2009	21.30%
Annual Return 2010	6.28%
Annual Return 2011	(5.60%)
(Retail) | Class A
Bar Chart Table:
Annual Return 2003	40.53%
Annual Return 2004	13.91%
Annual Return 2005	13.27%
Annual Return 2006	18.74%
Annual Return 2007	26.62%
Annual Return 2008	(4.54%)
Annual Return 2009	21.30%
Annual Return 2010	6.28%
Annual Return 2011	(5.60%)